Maturities of Securities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-Sale, Amortized Cost
Due less than one year	$ 22,350,096
Due after one year through five years	59,279,860
Due after five years through ten years	41,007,663
Due after ten years	17,222,764
Mortgage-backed securities	98,222,658
Total	238,083,041	$ 252,003,880
Available-for-sale, Estimated Fair Value
Due less than one year	22,429,139
Due after one year through five years	59,825,406
Due after five years through ten years	42,484,543
Due after ten years	16,068,218
Mortgage-backed securities	98,925,120
Total	239,732,426	254,746,446
Held-to-maturity, Amortized Cost
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	6,000,000
Due after ten years	0
Mortgage-backed securities	1,092,120
Total	7,092,120	8,192,741
Held-to-maturity, Estimated Fair Value
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	7,440,000
Due after ten years	0
Mortgage-backed securities	1,107,832
Total	$ 8,547,832	$ 9,993,816